Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
	2014	2015
Audit fees	$432	$386
Legal fees	1,149	449
Other professional fees	350	26
Vessel Operating and voyage expenses	8,477	9,555
Loan interest and financing fees	3,330	4,357
Total Accrued Liabilities	$13,738	$14,773